Liquidity and Capital Resources (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 04, 2025	Feb. 20, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 08, 2025	Jan. 08, 2025	Aug. 09, 2024	Dec. 12, 2023
Liquidity and Capital Resources [Line Items]
Cash and cash equivalents			$ 677,473		$ 1,476,850	$ 8,134,211
Working capital deficit			$ 5,500,000		$ 277,642
Principal amount									$ 1,724,100
Late charge percentage			12.00%		12.00%
Net loss			$ (2,750,317)	$ (2,859,862)	$ (10,771,451)	$ (1,178,906)
Forecast [Member]
Liquidity and Capital Resources [Line Items]
Principal amount								$ 1,724,100
Convertible Note [Member]
Liquidity and Capital Resources [Line Items]
Principal amount			$ 15,819,209						$ 1,154,681	$ 15,819,209
Interest rate			5.00%		5.00%
Increased interest rate			8.00%		8.00%
Lending Lender [Member]
Liquidity and Capital Resources [Line Items]
Principal amount		$ 1,575,000
Interest accrued on loan		661,500
Lending Lender [Member] | Forecast [Member]
Liquidity and Capital Resources [Line Items]
Principal amount		$ 1,575,000
New Loan Agreement [Member]
Liquidity and Capital Resources [Line Items]
Interest accrued on loan	$ 638,505
Loan repayment, aggregate of principal and interest	35,693
Administrative expense fee on loan	40,000
Lender's legal fee	35,000
Repayment of discounted loan	1,749,300
New Loan Agreement [Member] | Forecast [Member]
Liquidity and Capital Resources [Line Items]
Interest accrued on loan	638,505
Term loan, principal amount	1,824,300
Subsequent Event [Member]
Liquidity and Capital Resources [Line Items]
Principal amount							$ 12,000	$ 1,724,100
Subsequent Event [Member] | New Loan Agreement [Member]
Liquidity and Capital Resources [Line Items]
Interest accrued on loan	638,505
Term loan, principal amount	1,824,300
Loan repayment, aggregate of principal and interest	35,693
Administrative expense fee on loan	40,000
Lender's legal fee	35,000
Repayment of discounted loan	1,749,300
Subsequent Event [Member] | New Loan Agreement [Member] | Forecast [Member]
Liquidity and Capital Resources [Line Items]
Term loan, principal amount	1,824,300
Loan repayment, aggregate of principal and interest	35,693
Administrative expense fee on loan	40,000
Lender's legal fee	35,000
Repayment of discounted loan	$ 1,749,300
Maximum [Member]
Liquidity and Capital Resources [Line Items]
Working capital deficit					$ 6,000,000
Common Stock [Member]
Liquidity and Capital Resources [Line Items]
Conversion price (in Dollars per share)			$ 10		$ 10
Exercise price (in Dollars per share)			$ 6		$ 6